FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Fair value measurements [Abstract]
Disclosure of fair value measurement of assets

Fair Value Measurements
At December 31, 2023	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Aggregate Fair Value
	(Level 1)	(Level 2)	(Level 3)
Other investments[1]	$131	$—	$—	$131
Receivables from provisional copper and gold sales	—	246	—	246
	$131	$246	$—	$377

Fair Value Measurements
At December 31, 2022	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Aggregate Fair Value
	(Level 1)	(Level 2)	(Level 3)
Other investments[1]	$112	$—	$—	$112
Derivatives	—	59	—	59
Receivables from provisional copper and gold sales	—	188	—	188
	$112	$247	$—	$359
[1]   Includes equity investments in other mining companies.

At December 31, 2023	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs	Aggregate fair value
	(Level 1)	(Level 2)	(Level 3)
Property, plant and equipment[1]	—	—	54	54
[1] Property, plant and equipment were written down by $312 million, which was included in earnings in this period.

Disclosure of fair value measurement of financial assets and liabilities

	At December 31, 2023		At December 31, 2022
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Financial assets
Other assets[1,5]	$807	$807	$1,358	$1,358
Other investments[2]	131	131	112	112
Derivative assets[3]	—	—	59	59
	$938	$938	$1,529	$1,529
Financial liabilities
Debt[4]	$4,726	$5,107	$4,782	$4,922
Other liabilities[5]	574	574	1,562	1,562
	$5,300	$5,681	$6,344	$6,484
[1]Includes restricted cash and amounts due from our partners and joint ventures.
[2]Includes equity investments in other mining companies. Recorded at fair value. Quoted market prices are used to determine fair value.
[3]2022 primarily consisted of contingent consideration received as part of the sale of Massawa and Lagunas Norte. During the first quarter of 2023, the final settlement of $46.25 million was received relating to the Massawa contingent consideration. During the fourth quarter of 2023, $15 million was received relating to the Lagunas Norte contingent consideration.
[4]Debt is generally recorded at amortized cost. The fair value of debt is primarily determined using quoted market prices. Balance includes both current and long-term portions of debt.
[5]2022 other assets include a restricted cash balance and other liabilities include a liability to Antofagasta plc. The restricted cash funded Antofagasta plc’s exit from the Reko Diq project, following its reconstitution as described in note 4. This was settled in the second quarter of 2023.